Leases - Lease Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liability, Period Increase (Decrease) Rollforward [Roll Forward]
Additions	$ 38.2	$ 3.8
Lease liability, beginning of year	124.1	141.4
Acquisitions through business combinations	4.3	0.0
Dispositions	(1.1)	0.0
Financing	5.2	5.7
Payments on lease liability	(26.0)	(26.1)
Other	0.0	(0.7)
Lease liability, end of year	144.7	124.1
Expected to be incurred within one year	40.5	24.9
Expected to be incurred beyond one year	104.2	99.2
Expense relating to variable lease payments not included in measurement of lease liabilities	1.7	1.5
Expense relating to short-term leases for which recognition exemption has been used	$ 0.8	$ 0.8